UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21278

                       RYDEX CAPITAL PARTNERS SPHINX FUND
                         9601 Blackwell Road, Suite 500
                               Rockville, MD 20850
                                 (301) 296-5100

                            Joanna Haigney, Secretary
                         9601 Blackwell Road, Suite 500
                               Rockville, MD 20850
                                 (301) 296-5100

                     Date of fiscal year end: March 31, 2005

          Date of reporting period: October 1, 2004 - December 31, 2004

Item 1.  Schedule of Investments.

RYDEX CAPTIAL PARTNERS SPHINX FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                                                              December 31, 2004
------------------------------------------------------------------------------------------------------------------


                                                                                                       FAIR
                                                               SHARES              COST               VALUE
------------------------------------------------------------------------------------------------------------------

PORTFOLIO FUNDS - 100.2%
SPHINX CONVERTIBLE ARBITRAGE - 10.9%
Clinton Portfolio                                                    5,111           5,551,636        $ 5,686,205
Deephaven Convertible Trading Portfolio                              5,043           5,464,802          5,563,112
Forest Global Convertible Series A Class 5 Portfolio                 4,913           5,575,367          5,592,903
SSI Hedged Convertible Market-Neutral Portfolio                      4,533           5,597,724          5,695,897
TQA Vantage Portfolio                                                4,827           5,705,522          5,699,960
                                                                             ------------------  -----------------
                                                                                    27,895,051         28,238,077
                                                                             ------------------  -----------------

SPHINX DISTRESSED - 10.8%
Contrarian Capital Senior Secured Offshore Portfolio                 4,758           6,307,987          6,942,063
MW Post Opportunity Portfolio                                        4,023           6,531,508          7,026,671
RCG Carpathia Portfolio                                              5,582           6,601,819          7,116,043
Varde Portfolio                                                      4,772           6,417,549          7,009,378
                                                                             ------------------  -----------------
                                                                                    25,858,863         28,094,155
                                                                             ------------------  -----------------

SPHINX EQUITY MARKET NEUTRAL - 10.7%
First Quadrant Portfolio                                             5,827           5,558,485          5,562,194
GLC Portfolio                                                        6,099           5,895,579          5,554,150
Martingale                                                           6,118           5,941,572          5,553,549
Salus Capital Portfolio                                              5,706           5,645,424          5,544,566
Thales International Portfolio                                       5,215           5,188,901          5,561,572
                                                                             ------------------  -----------------
                                                                                    28,229,961         27,776,031
                                                                             ------------------  -----------------

SPHINX FIXED INCOME ARBITRAGE - 10.7%
Concordia Portfolio                                                  6,189           5,574,495          5,623,165
DCM Portfolio                                                        5,074           5,321,578          5,545,282
Ellington Mortgage Portfolio                                         4,339           4,921,575          5,495,768
MKP Offshore Portfolio                                               4,782           5,350,279          5,488,676
West Side Advisors Portfolio                                         5,279           5,249,796          5,530,950
                                                                             ------------------  -----------------
                                                                                    26,417,723         27,683,841
                                                                             ------------------  -----------------

SPHINX LONG/SHORT EQUITY - 10.7%
Chilton Investment Partners Portfolio                                5,476           5,107,390          5,567,887
Cumberland Portfolio                                                 3,579           5,022,814          5,555,760
L.G.O. Portfolio                                                     4,588           5,300,633          5,488,552
Omega Overseas Partners Class A Portfolio                            3,565           4,824,958          5,545,548
Sparx Long-Short Portfolio                                           4,203           5,267,000          5,547,060
                                                                             ------------------  -----------------
                                                                                    25,522,795         27,704,807
                                                                             ------------------  -----------------


RYDEX CAPTIAL PARTNERS SPHINX FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                                                              December 31, 2004
------------------------------------------------------------------------------------------------------------------


                                                                                                       FAIR
                                                               SHARES              COST               VALUE
------------------------------------------------------------------------------------------------------------------

SPHINX MACRO - 10.7%
Big Sky Global Vision Portfolio                                      6,185         $ 7,133,432        $ 6,977,207
Epoch Overseas Portfolio                                             7,926           7,314,418          6,939,169
Millenium Global Currency Portfolio                                  6,592           6,627,948          6,926,896
Vega Global Portfolio                                                5,801           6,800,184          6,936,508
                                                                             ------------------  -----------------
                                                                                    27,875,982         27,779,780
                                                                             ------------------  -----------------

SPHINX MANAGED FUTURES - 10.7%
SPhinx Managed Futures Fund Ltd.                                    22,394          26,254,132         27,608,571
                                                                             ------------------  -----------------

SPHINX MERGER ARBITRAGE - 10.8%
Aetos Portfolio                                                      6,736           6,794,313          6,941,406
Gabelli                                                              6,936           6,936,337          6,936,337
Kellner DiLeo Portfolio                                              6,456           6,674,499          6,960,644
The Merger Fund                                                      6,447           6,821,256          7,119,660
                                                                             ------------------  -----------------
                                                                                    27,226,405         27,958,047
                                                                             ------------------  -----------------

SPHINX SPECIAL SITUATIONS - 10.7%
Canyon Portfolio                                                     3,758           5,215,368          5,545,899
Halcyon Event-Driven Portfolio                                       4,702           5,355,940          5,577,608
Mariner Portfolio                                                    4,429           5,464,518          5,561,436
Metropolitan Capial Advisors International Portfolio                 4,591           5,312,829          5,551,580
Para International Portfolio                                         4,193           5,140,811          5,554,984
                                                                             ------------------  -----------------
                                                                                    26,489,466         27,791,507
                                                                             ------------------  -----------------

                                                                             ------------------  -----------------
TOTAL INVESTMENTS IN PORTFOLIO FUNDS - 96.7%                                     $ 241,770,378      $ 250,634,816
                                                                             ------------------  -----------------

SHORT-TERM INVESTMENTS - 3.5%
Daily Assets Cash Fund                                           9,145,843           9,145,843          9,145,843
                                                                             ------------------  -----------------

                                                                             ------------------
Total Investments - 100.2%                                                       $ 250,916,221      $ 259,780,659
                                                                             ==================
Other Assets Net of Liabilities - (0.2)%                                                                 (446,973)
                                                                                                 -----------------
NET ASSETS - 100.0%                                                                                 $ 259,333,686
                                                                                                 =================

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation:                                $ 10,231,784
Gross Unrealized Depreciation:                                  (1,367,346)
                                                          -----------------
Net Unrealized Appreciation (Depreciation):                    $ 8,864,438
                                                          =================


Item 2. Controls and Procedures.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Rydex Capital Partners SPhinX Fund

By:      /S/ MICHAEL P. BYRUM
         --------------------
         Michael P. Byrum, President

Date:    2/24/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ MICHAEL P. BYRUM
         --------------------
         Michael P. Byrum, President

Date:    2/24/05


By:      /S/ NICK BONOS
         --------------------
         Nick Bonos, Treasurer

Date:    2/24/05